10. Commitments (Details Narrative) - Quarterly (Quarterly Member, USD $)	1 Months Ended		12 Months Ended
	Apr. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Officer [Member]
Shares Granted			1,250,000
Shares Granted, Value	$ 1,000		$ 312,500
Annual Salary			150,000	150,000
Security Deposit Paid		$ 27,020